Net Defined Benefit Liabilities - Summary of Post-Employment Benefits Recognized in Profit Or Loss (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Details Of Postemployment Benefits Recognized In Profit Or Loss [Abstract]
Current service cost		₩ 241,448	₩ 233,273	₩ 227,576
Past service cost		451	(16,197)	2,276
Net interest expense on net defined benefit liabilities		2,921	4,743	5,545
Gains on settlement		(4,311)	(1,912)	0
Post-employment benefits	[1]	240,509	219,907	235,397
Postemployment Benefit Expense Defined Benefit Plans Recognized As Other Operating Expense		₩ 3,194	2,840	2,575
Postemployment Benefit Expense Defined Benefit Plans Recognized As Prepayments			₩ 176	₩ 121

[1]	Includes post-employment benefits amounting to ￦ 2,575 million and￦ 2,840 million recognized as other operating expenses and ￦ 121 million and ￦ 176 million recognized as prepayment for the years ended December 31, 2019 and 2020, and post-employment benefits amounting to ￦ 3,194 million recognized as other operating expenses for the year ended December 31, 2021.